Other Receivables and Prepayments - Schedule of Other Receivables and Prepayments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Receivables And Prepayments [Abstract]
Prepayment for clinical trials related services	¥ 36,879		¥ 28,043
Deposits	4,312		3,881
Prepaid expenses	3,953
Others	2,111		1,731
Other receivables and prepayments	¥ 47,255	$ 7,412	¥ 33,655